Programming and Other Inventory (Tables)	12 Months Ended
Dec. 31, 2013
Programming And Other Inventory Tables [Abstract]
Programming and other inventory [Table Text Block]
At December 31,	2013	2012
Program rights	$1,331	$1,389
Television programming:
Released (including acquired libraries)	878	781
In process and other	139	128
Theatrical programming:
Released	38	25
In process and other	32	60
Publishing, primarily finished goods	51	57
Total programming and other inventory	2,469	2,440
Less current portion	772	858
Total noncurrent programming and other inventory	$1,697	$1,582